Segment Reporting (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets Abstract
Cash and cash equivalents	$ 179,934	$ 166,483	$ 109,407	$ 138,621
Total assets	3,144,729	2,842,626
Shuttle Tanker Segment [Member]
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets Abstract
Total assets	1,805,639	1,711,341
Conventional Tanker Segment [Member]
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets Abstract
Total assets	223,388	304,655
FSO Segment [Member]
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets Abstract
Total assets	101,422	119,844
FPSO Segment [Member]
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets Abstract
Total assets	786,391	513,886
Cash and Cash Equivalents Segments [Member]
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets Abstract
Cash and cash equivalents	179,934	166,483
Other Assets Segments [Member]
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets Abstract
Other Assets	$ 47,955	$ 26,417